CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 160,646		$ 312,799	$ 117,050		$ 84,046
Restricted cash, current							299
Accounts receivable, net		61,940		50,397			20,006
Other receivables		10,296		8,205			11,770
Parts and supplies inventories, net		8,106		5,320			918
Deferred offering costs		6,404
Prepaid expenses and other		22,698		18,801			11,389
Total current assets		270,090		395,522			128,428
Property and equipment, net		316,662		323,090			344,981
Operating lease right-of-use assets		117,277		64,479			11,181
Goodwill		437,376		400,160			3,732	$ 0
Intangible assets, net		155,417		163,710			20,135
Restricted cash		12,077		12,077			12,095
Employee loans receivable, net				102			5,357
Other non-current assets		898		849			1,726
Total Assets		1,309,797		1,359,989			527,635
Current liabilities:
Current maturities of long-term debt	$ 62,678	59,566		62,678	59,566		49,202
Accounts payable		44,647		20,920			27,907
Accrued expenses		90,674		71,381			45,228
Deferred revenue, current		565,732		651,096			252,737
Operating lease liabilities, current		32,388		15,858			8,649
Intangible liabilities, current		2,000		2,000
Other current liabilities		15,471		15,980
Total current liabilities		810,478		839,913			383,723
Long-term debt		122,891		148,411			195,171
Deferred revenue, non-current		1,967		1,982			1,331
Operating lease liabilities, non-current		90,238		56,358			3,433
Intangible liabilities, non-current		15,083		16,083
Other non-current liabilities		3,546		3,415			231
Total liabilities		1,044,203		1,066,162			583,889
Commitments and contingencies (Note 10)
Members' equity:
Common interests		39,131		8,959			3,822
Accumulated deficit		(130,131)		(130,131)			(130,131)
Total members' equity		265,594	$ 293,200	293,827	305,407	$ 332,000	(56,254)	(80,252)	$ 696
Total liabilities and members' equity		1,309,797		1,359,989			527,635
Class D preferred interests
Members' equity:
Preferred interests							59,965
Class E preferred interests
Members' equity:
Preferred interests		340,400		401,567
Common profits interests
Members' equity:
Common interests		9,442		8,957			7,841
Total members' equity		9,442	9,211	8,957	8,328	7,990	7,841	6,934	5,691
Common restricted interests
Members' equity:
Common interests		0		0
Common Stock Option
Members' equity:
Common interests		6,752		4,475			2,249
Total members' equity		$ 6,752	$ 5,635	$ 4,475	$ 3,119	$ 2,684	$ 2,249	$ 1,274	$ 228